Organization and Principal Activities - Additional Information (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jul. 18, 2018	Mar. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Line Items]
VIEs, percentage of equity interest pledged by shareholders		100.00%
Asset of the consolidated VIEs that can only be used to settle obligations of the respective consolidated VIEs		¥ 0
Amended and Restated Loan Agreement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loan agreement to shareholders of VIE, term		20 years
Amended and Restated Loan Agreement | Mr. Qi Chen
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loan agreement provided to related parties	¥ 5,867
Amended and Restated Loan Agreement | Mr. Yibo Wei
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loan agreement provided to related parties	2,362
Amended and Restated Loan Agreement | Mr. Xuqiang Yue
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Loan agreement provided to related parties	¥ 1,771
Exclusive Consultation and Service Agreements
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Exclusive consultation and service agreement between subsidiary and VIEs, term		10 years